Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenues		$ 117,029	$ 257,178	$ 839,359	$ 948,911
Cost of revenues		(117,029)	(226,040)	(742,048)	(550,822)
Gross profit			31,138	97,311	398,089
Operating expenses:
Research and development		1,095,040	946,451	3,312,699	7,944,089
General and administrative		1,022,051	1,235,376	4,482,552	6,692,904
Total operating expenses		2,117,091	2,181,827	7,795,251	14,636,993
Loss from operations		(2,117,091)	(2,150,689)	(7,697,940)	(14,238,904)
Other income (expense):
Foreign currency transaction gain (loss)		1,209	(366)	1,483	(30,549)
Interest income (expense), net		28,842	(103,568)	(49,129)	(822,611)
Research and development incentives		6,331	6,448	23,784	132,869
CARES Act Employee Retention Credit				120,771
Other income			40,869	43,223	5,921
Loss on extinguishment of debt				(393,791)
Change in fair value of convertible debt		165,382		43,066
Total other income (expense)		201,764	(56,617)	(210,593)	(714,370)
Net loss before income taxes		(1,915,327)	(2,207,306)	(7,908,533)	(14,953,274)
Income tax benefit			1,161,197	1,767,803	1,154,935
Net loss applicable to common stockholders		$ (1,915,327)	$ (1,046,109)	$ (6,140,730)	$ (13,798,339)
Basic net loss per share (in Dollars per share)	[1]	$ (2.42)	$ (5.74)	$ (12.66)	$ (76.84)
Diluted net loss per share (in Dollars per share)	[1]	$ (2.42)	$ (5.74)	$ (0.79)	$ (4.81)
Basic weighted average common shares outstanding (in Shares)	[1]	790,239	182,296	484,995	179,565
Diluted weighted average common shares outstanding (in Shares)	[1]	790,239	182,296	7,758,036	2,871,345
Licensing revenue
Total revenues					$ 250,000
Grant revenue
Total revenues		$ 117,029	$ 257,178	$ 839,359	$ 698,911

[1]	Adjusted to reflect the reverse stock split of one-for-sixteen effective June 5, 2024